UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:    Carl C. Icahn, Individual
Address: c/o Icahn Associates Corp.
         767 Fifth Ave., 47TH Floor
         New York, NY  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:   Individual
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
Edward E. Mattner                   New York, New York                 11/11/05
[Signature]                           [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $2,178,875
                                         (thousands)

Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number      Name

01    28-4690                   High River Limited Partnership

02    28-4970                   High Coast Limited Partnership

03    28-2662                   Barberry Corp.

04    28-4460                   Highcrest Investors Corp.

05    28-11469                  Gascon Partners



                                                      Form 13F Information Table
                                             Name of Reporting Manager: Carl C. Icahn

Column 1:           Column 2:   Column 3:    Column 4:       Column 5:       Column 6:           Column 7:        Column 8:
NAME OF ISSUER      TITLE OF    CUSIP        FAIR       SHRS OR  SH/PRN      INVESTMENT          OTHER            VOTING
                    CLASS       NUMBER       MARKET     PRN AMT              DISCRETION          MANAGERS         AUTHORITY
                                             VALUE
                                             (000)                    (a)    (b)     (c)                   (a)      (b)       (c)
                                                                      SOLE   SHARED- SHARED               SOLE      SHARED    NONE
                                                                             DEFINED OTHER



ADVENTRX            COM         00764X103     2,941      864,865  SH          X                   1                864,865
PHARMACEUTICALS

AMERICAN REAL       DEPOSITRY   029169109 1,288,494   34,359,836  SH          X                   2             34,359,836
ESTATE PARTNERS     UNIT

AMERICAN REAL       DEPOSITRY   029169109   207,638    5,537,000  SH          X                   3              5,537,000
ESTATE PARTNERS     UNIT

AMERICAN REAL       DEPOSITRY   029169109   129,472    3,452,586  SH          X                   4              3,452,586
ESTATE PARTNERS     UNIT

AMERICAN REAL       DEPOSITRY   029169109   445,956   11,892,167  SH          X                   5             11,892,167
ESTATE PARTNERS     UNIT

AMERICAN REAL       DEPOSITRY   029169109    15,517      413,793  SH          X                                    413,793
ESTATE PARTNERS     UNIT

BKF CAPTIAL GROUP   COM         05548G102    10,052      325,000  SH          X                   1                325,000

BLOCKBUSTER INC     CL A        093679108     6,644    1,398,820  SH          X                   1              1,398,820

BLOCKBUSTER INC     CL A        093679108    42,282      901,445  SH          X                                    901,445

BLOCKBUSTER INC     CL B        093679207     3,460      772,320  SH          X                   1                772,320

BLOCKBUSTER INC     CL B        093679207     1,527      340,906  SH          X                                    340,906

TRANSKARYOTIC       COM         893735100    13,376      361,500  SH          X                   1                361,500
THERAPIES INC

NEW VY CORP         COM         649080504    11,516    1,262,686  SH          X                                  1,262,686


                                TOTAL     2,178,875



Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.